SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplementary Cash Flow Information [Abstract]
Interest capitalized to assets under construction	$ 11.3	$ 6.5
Non-cash land purchase agreement	0.0	21.2
Issue of common shares on vesting of restricted share units (Note 28(a))	$ 2.9	$ 4.5
Capitalisation rate of borrowing costs eligible for capitalisation	4.69%	4.64%